Shareholders Equity (Details)	12 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Shareholders Equity
Number of warrants outstanding, Beginning balance | shares	1,612,694
Number of warrants outstanding, Ending balance | shares	1,612,694
Number of warrants exercisable, Ending balance | shares	1,612,694
Weighted average exercise price, Beginning balance | $ / shares	$ 0.22
Weighted average exercise price, Ending balance | $ / shares	0.20
Weighted average exercise price exercisable | $ / shares	$ 5.00
Total intrinsic value, Beginning balance | $	$ 391,078
Total intrinsic value, Endind balance | $	0
Total intrinsic value, Warrants exercisable, Endind balance | $	$ 0
Weighted average remaining contractual life (in years) price, Outstanding, Beginning balance	1 year 1 month 6 days
Weighted average remaining contractual life (in years) price, Outstanding, Ending balance	1 month 6 days
Weighted average remaining contractual life (in years) exercisable	1 month 6 days